Geographic information	9 Months Ended
Sep. 30, 2013
Geographic information [Abstract]
Geographic information

Note 18- Geographic information:

The following table contains certain financial information by geographic location for the year ended December 31, 2012:

United States:
Revenues - owned units	$56,429,452
Management, incentive and royalty fee revenue	3,496,914
Net assets	3,031,053

Foreign:
Revenues - owned units	$-
Management and development fee revenue	194,356
Net assets (liabilities)	(542,306)